Other Current and Non-current Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Current and Non-current Liabilities
19)	OTHER CURRENT AND NON-CURRENT LIABILITIES
19.1) OTHER CURRENT LIABILITIES
As of December
31, 2021 and 2020, consolidated other current liabilities were as follows:

	2021	2020

Provisions 1	$620	718
Interest payable	92	86
Other accounts payable and accrued expenses 2	233	267
Contract liabilities with customers (note 4) 3	257	201

	$1,202	1,272

1
Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.

2	As of December 31, 2021 and 2020, includes $7 and $19, respectively, of the current portion of other taxes payable in Mexico.
3
As of December 31, 2021 and 2020, contract liabilities with customers included $219 and $161, respectively, of advances received from customers, as well as in 2021 and 2020 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $4 and $4, respectively.

19.2) OTHER
NON-CURRENT
LIABILITIES

As

of December 31, 2021 and 2020, consolidated other
non-current
liabilities were as follows:

	2021	2020

Asset retirement obligations 1	$553	369
Accruals for legal assessments and other responsibilities 2	48	27
Non-current liabilities for valuation of derivative instruments	30	53
Environmental liabilities 3	276	275
Other non-current liabilities and provisions 4, 5	391	273

	$1,298	997

1
Provisions for asset retirement include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life. The increase in 2021 mainly refers to the decrease in the discount rate as well as update in estimates in CEMEX’s operations in the United States.

2	Provisions for legal claims and other responsibilities include items related to tax contingencies.
3
Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.

4	As of December 31, 2021 and 2020, includes $6 and $12, respectively, of the non-current portion of taxes payable in Mexico.
5
As of December 31, 2021 and 2020, the balance includes deferred revenues of $32 and $42, respectively, that are amortized to the income statement as deliverables are fulfilled over the maturity of long-term clinker supply agreements.

Changes in consolidated other current and
non-current
liabilities for the years ended December 31, 2021 and 2020, were as follows:

	2021
	Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2020
Balance at beginning of period	$369	275	27	91	994	1,756	1,524
Additions or increase in estimates	267	1	31	—	2,474	2,773	2,397
Releases or decrease in estimates	(62)	(2)	(9)	(23)	(2,442)	(2,538)	(2,168)
Reclassifications	(19)	—	17	—	6	4	113
Accretion expense	(1)	—	(1)	—	(26)	(28)	(122)
Foreign currency translation	(1)	2	(17)	(31)	37	(10)	12

Balance at end of period	$553	276	48	37	1,043	1,957	1,756

Out of which:
Current provisions	$—	—	—	7	652	659	759